Taxation (Details 3) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Inventories provision	$ 227	$ 229	$ 156
AR provision	69
Accrued salary and welfare payable	316	165	274
Property and equipment	14	14	20
Tax losses	13,478	14,769	13,279
Valuation allowance	(12,903)	(13,714)	(12,675)
Total deferred tax assets	1,201	1,463	1,054
Deferred tax liabilities
Intangible assets	1,790	2,004	2,146
Deferred cost of revenue	2,260	1,551	24
Total deferred tax liabilities	$ 4,050	$ 3,555	$ 2,170